Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 650,582,428.9
Total Fee Amount	89,845.43
Total Offset Amount	0
Net Fee	$ 89,845.43
Offset Table N/A	N/A